CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Cash flows from operating activities:
Net income	$ 165	$ 102	$ 335
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	103	92	85
Amortization	207	133	49
Share-based compensation	59	56	49
Amortization of Debt Issuance Costs	0	9	0
Deferred tax expense (benefit)	(789)	(47)	17
Excess and obsolete inventory related charges	25	16	17
Gain on sale of assets and divestitures	(20)	(8)	(10)
Goodwill impairment	709	0	0
Pension curtailment and settlement loss (gain)	1	(69)	0
Other non-cash expenses, net	15	17	4
Changes in assets and liabilities:
Accounts receivable	(89)	(11)	(42)
Inventory	(61)	(4)	(22)
Accounts payable	22	15	(8)
Employee compensation and benefits	63	(1)	16
Increase (Decrease) in Deferred Revenue	75	90	15
Income taxes payable	181	3	(9)
Retirement and post-retirement benefits	(127)	(15)	(32)
Other assets and liabilities	16	(50)	(44)
Net cash provided by operating activities	555	328	420
Cash flows from investing activities:
Purchases of property, plant and equipment	(132)	(72)	(91)
Proceeds from the sale of assets and divestitures	29	8	10
Acquisitions of businesses and intangible assets, net of cash acquired	(11)	(1,702)	(10)
Proceeds from the sale of investments	0	45	1
Other investing activities	(2)	(1)	0
Net cash used in investing activities	(116)	(1,722)	(90)
Cash flows from financing activities:
Issuance of common stock under employee stock plans	64	51	43
Proceeds from Issuance of Common Stock	0	444	0
Payment of taxes related to net share settlement of equity awards	(18)	(12)	(9)
Payments for Repurchase of Common Stock	(120)	0	(62)
Proceeds from issuance of long-term debt	0	1,069	0
Debt issuance costs	0	(16)	0
Proceeds from short-term borrowings	40	212	0
Repayment of debt and credit facility	(300)	(323)	(1)
Other financing activities	(1)	0	0
Net cash provided by/(used in) financing activities	(335)	1,425	(29)
Effect of exchange rate movements	(9)	4	(1)
Net increase in cash and cash equivalents	95	35	300
Cash and cash equivalents at beginning of year	818	783	483
Cash and cash equivalents at end of year	$ 913	$ 818	$ 783